N-4	Feb. 05, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N
Entity Central Index Key	0001048606
Entity Investment Company Type	N-4
Document Period End Date	Feb. 05, 2026
Amendment Flag	false
ChoicePlus Advisory
Item 10. Benefits Available [Line Items]
Fees and Costs of Benefit [Text Block]	Protected Annual Income Rates for Lincoln ProtectedPay Select Core®The Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs after reaching a new age band.Lincoln ProtectedPay Select Core®
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
59 – 64	4.40%	59 – 64	4.15%
65 – 69	6.05%	65 – 69	5.50%
70 – 74	6.25%	70 – 74	5.70%
75 – 79	6.45%	75 – 79	5.90%
80+	6.60%	80+	6.00%
Protected Annual Income Rates for Lincoln ProtectedPay Select Plus® and Lincoln ProtectedPay Select Max®The initial Protected Annual Income rate is based on your age as of the date of the first Protected Annual Income withdrawal. Under the joint life option, the age of the younger of you or your spouse will be used. Thereafter the Protected Annual Income rate will only increase upon an Account Value Step-up after reaching a new age band and will decrease once the Contract Value reaches zero.The rates in Table A apply prior to the Contract Value reaching zero. When the Contract Value reaches zero, Table B will always be used and, the Protected Annual Income amount will be immediately recalculated to equal the Protected Income Base multiplied by the applicable rate shown in Table B. The rate in Table B will be based on the later of (a) your age at the time the first Protected Annual Income withdrawal occurred, or (b) your age as of the Valuation Date of the most recent Account Value Step-up. If no withdrawals have been taken prior to the Contract Value reaching zero, then your current age (single life option) or the younger of you and your spouse (joint life option) will be used to determine the Protected Annual Income rate in Table B.Lincoln ProtectedPay Select Plus®
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.60%	5.10%	59 – 64	3.00%	3.00%
65 – 69	7.55%	7.00%	65 – 69	4.50%	4.25%
70 – 74	7.80%	7.30%	70 – 74	4.50%	4.25%
75 – 79	7.90%	7.40%	75 – 79	4.50%	4.25%
80+	8.00%	7.50%	80+	4.50%	4.25%
Lincoln ProtectedPay Select Max®
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.60%	5.10%	59 – 64	3.00%	3.00%
65 – 69	8.55%	8.15%	65 – 69	3.50%	3.25%
70 – 74	8.75%	8.30%	70 – 74	3.50%	3.25%
75 – 79	8.90%	8.50%	75 – 79	3.50%	3.25%
80+	9.00%	8.60%	80+	3.50%	3.25%
Guaranteed Income Benefit PercentagesThe Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Protected Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The following rates apply to i4LIFE® Advantage Guaranteed Income Benefit elections for Contractowners who transition from Lincoln ProtectedPay Select Core®.i4LIFE® Advantage Select Guaranteed Income Benefit Percentages For Contractowners Who Transition From Lincoln ProtectedPay Select Core®
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.25%	Under 40	2.00%
40 – 54	3.00%	40 – 54	2.50%
55 – 58	3.25%	55 – 58	2.75%
59 – 64	4.00%	59 – 64	3.50%
65 – 69	5.00%	65 – 69	4.50%
70 – 79	5.25%	70 – 79	4.75%
80+	5.25%	80+	4.75%
Protected Annual Income Rates for Lincoln ProtectedPay Select Core® and Estate LockSMThe Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs after reaching a new age band.Lincoln ProtectedPay Select Core® and Estate LockSM
Age	PAI Rate
59 – 64	4.20%
65 – 69	5.60%
70 – 74	5.80%
75 – 79	6.00%
80+	6.25%

ChoicePlus Advisory | Current Initial Protected Lifetime Income Fee Rate Single Life
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Advisory | Current Initial Protected Lifetime Income Fee Rate Joint Life
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus Advisory | i4LIFE Advantage Select Guaranteed Income Benefit Contractowners from Lincoln ProtectedPay Select Core Single
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Advisory | i4LIFE Advantage Select Guaranteed Income Benefit Contractowners from Lincoln ProtectedPay Select Core Joint
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus Advisory | Estate Lock Death Benefit Rider Charge Rate
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.45%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.45%
ChoicePlus Advisory | Lincoln ProtectedPay and Estate Lock Protected Lifetime Income Fee Rate
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Signature
Item 10. Benefits Available [Line Items]
Fees and Costs of Benefit [Text Block]	Protected Annual Income Rates for Lincoln ProtectedPay Select Core®The Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs after reaching a new age band.Lincoln ProtectedPay Select Core®
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
59 – 64	4.40%	59 – 64	4.15%
65 – 69	6.05%	65 – 69	5.50%
70 – 74	6.25%	70 – 74	5.70%
75 – 79	6.45%	75 – 79	5.90%
80+	6.60%	80+	6.00%
Protected Annual Income Rates for Lincoln ProtectedPay Select Plus® and Lincoln ProtectedPay Select Max®The initial Protected Annual Income rate is based on your age as of the date of the first Protected Annual Income withdrawal. Under the joint life option, the age of the younger of you or your spouse will be used. Thereafter the Protected Annual Income rate will only increase upon an Account Value Step-up after reaching a new age band and will decrease once the Contract Value reaches zero.The rates in Table A apply prior to the Contract Value reaching zero. When the Contract Value reaches zero, Table B will always be used and, the Protected Annual Income amount will be immediately recalculated to equal the Protected Income Base multiplied by the applicable rate shown in Table B. The rate in Table B will be based on the later of (a) your age at the time the first Protected Annual Income withdrawal occurred, or (b) your age as of the Valuation Date of the most recent Account Value Step-up. If no withdrawals have been taken prior to the Contract Value reaching zero, then your current age (single life option) or the younger of you and your spouse (joint life option) will be used to determine the Protected Annual Income rate in Table B.Lincoln ProtectedPay Select Plus®
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.60%	5.10%	59 – 64	3.00%	3.00%
65 – 69	7.55%	7.00%	65 – 69	4.50%	4.25%
70 – 74	7.80%	7.30%	70 – 74	4.50%	4.25%
75 – 79	7.90%	7.40%	75 – 79	4.50%	4.25%
80+	8.00%	7.50%	80+	4.50%	4.25%
Lincoln ProtectedPay Select Max®
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.60%	5.10%	59 – 64	3.00%	3.00%
65 – 69	8.55%	8.15%	65 – 69	3.50%	3.25%
70 – 74	8.75%	8.30%	70 – 74	3.50%	3.25%
75 – 79	8.90%	8.50%	75 – 79	3.50%	3.25%
80+	9.00%	8.60%	80+	3.50%	3.25%
Guaranteed Income Benefit PercentagesThe Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Protected Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The following rates apply to i4LIFE® Advantage Guaranteed Income Benefit elections for Contractowners who transition from Lincoln ProtectedPay Select Core®.i4LIFE® Advantage Select Guaranteed Income Benefit Percentages For Contractowners Who Transition From Lincoln ProtectedPay Select Core®
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.25%	Under 40	2.00%
40 – 54	3.00%	40 – 54	2.50%
55 – 58	3.25%	55 – 58	2.75%
59 – 64	4.00%	59 – 64	3.50%
65 – 69	5.00%	65 – 69	4.50%
70 – 79	5.25%	70 – 79	4.75%
80+	5.25%	80+	4.75%
Protected Annual Income Rates for Lincoln ProtectedPay Select Core® and Estate LockSMThe Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs after reaching a new age band.Lincoln ProtectedPay Select Core® and Estate LockSM
Age	PAI Rate
59 – 64	4.20%
65 – 69	5.60%
70 – 74	5.80%
75 – 79	6.00%
80+	6.25%

ChoicePlus Signature | Current Initial Protected Lifetime Income Fee Rate Single Life
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Signature | Current Initial Protected Lifetime Income Fee Rate Joint Life
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus Signature | i4LIFE Advantage Select Guaranteed Income Benefit Contractowners from Lincoln ProtectedPay Select Core Single
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Signature | i4LIFE Advantage Select Guaranteed Income Benefit Contractowners from Lincoln ProtectedPay Select Core Joint
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus Signature | Estate Lock Death Benefit Rider Charge Rate
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.45%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.45%
ChoicePlus Signature | Lincoln ProtectedPay and Estate Lock Protected Lifetime Income Fee Rate
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus II
Item 10. Benefits Available [Line Items]
Fees and Costs of Benefit [Text Block]	Protected Annual Income Rates for Lincoln ProtectedPay Select Core®The Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs after reaching a new age band.Lincoln ProtectedPay Select Core®
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
59 – 64	4.40%	59 – 64	4.15%
65 – 69	6.05%	65 – 69	5.50%
70 – 74	6.25%	70 – 74	5.70%
75 – 79	6.45%	75 – 79	5.90%
80+	6.60%	80+	6.00%
Protected Annual Income Rates for Lincoln ProtectedPay Select Plus® and Lincoln ProtectedPay Select Max®The initial Protected Annual Income rate is based on your age as of the date of the first Protected Annual Income withdrawal. Under the joint life option, the age of the younger of you or your spouse will be used. Thereafter the Protected Annual Income rate will only increase upon an Account Value Step-up after reaching a new age band and will decrease once the Contract Value reaches zero.The rates in Table A apply prior to the Contract Value reaching zero. When the Contract Value reaches zero, Table B will always be used and, the Protected Annual Income amount will be immediately recalculated to equal the Protected Income Base multiplied by the applicable rate shown in Table B. The rate in Table B will be based on the later of (a) your age at the time the first Protected Annual Income withdrawal occurred, or (b) your age as of the Valuation Date of the most recent Account Value Step-up. If no withdrawals have been taken prior to the Contract Value reaching zero, then your current age (single life option) or the younger of you and your spouse (joint life option) will be used to determine the Protected Annual Income rate in Table B.Lincoln ProtectedPay Select Plus®
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.60%	5.10%	59 – 64	3.00%	3.00%
65 – 69	7.55%	7.00%	65 – 69	4.50%	4.25%
70 – 74	7.80%	7.30%	70 – 74	4.50%	4.25%
75 – 79	7.90%	7.40%	75 – 79	4.50%	4.25%
80+	8.00%	7.50%	80+	4.50%	4.25%
Lincoln ProtectedPay Select Max®
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.60%	5.10%	59 – 64	3.00%	3.00%
65 – 69	8.55%	8.15%	65 – 69	3.50%	3.25%
70 – 74	8.75%	8.30%	70 – 74	3.50%	3.25%
75 – 79	8.90%	8.50%	75 – 79	3.50%	3.25%
80+	9.00%	8.60%	80+	3.50%	3.25%
Guaranteed Income Benefit PercentagesThe Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Protected Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The following rates apply to i4LIFE® Advantage Guaranteed Income Benefit elections for Contractowners who transition from Lincoln ProtectedPay Select Core®.i4LIFE® Advantage Select Guaranteed Income Benefit Percentages For Contractowners Who Transition From Lincoln ProtectedPay Select Core®
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.25%	Under 40	2.00%
40 – 54	3.00%	40 – 54	2.50%
55 – 58	3.25%	55 – 58	2.75%
59 – 64	4.00%	59 – 64	3.50%
65 – 69	5.00%	65 – 69	4.50%
70 – 79	5.25%	70 – 79	4.75%
80+	5.25%	80+	4.75%

ChoicePlus II | Current Initial Protected Lifetime Income Fee Rate Single Life
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus II | Current Initial Protected Lifetime Income Fee Rate Joint Life
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus II | i4LIFE Advantage Select Guaranteed Income Benefit Contractowners from Lincoln ProtectedPay Select Core Single
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus II | i4LIFE Advantage Select Guaranteed Income Benefit Contractowners from Lincoln ProtectedPay Select Core Joint
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus Assurance Prime
Item 10. Benefits Available [Line Items]
Fees and Costs of Benefit [Text Block]	Protected Annual Income Rates for Lincoln ProtectedPay Select Core®The Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs after reaching a new age band.Lincoln ProtectedPay Select Core®
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
59 – 64	4.40%	59 – 64	4.15%
65 – 69	6.05%	65 – 69	5.50%
70 – 74	6.25%	70 – 74	5.70%
75 – 79	6.45%	75 – 79	5.90%
80+	6.60%	80+	6.00%
Protected Annual Income Rates for Lincoln ProtectedPay Select Plus® and Lincoln ProtectedPay Select Max®The initial Protected Annual Income rate is based on your age as of the date of the first Protected Annual Income withdrawal. Under the joint life option, the age of the younger of you or your spouse will be used. Thereafter the Protected Annual Income rate will only increase upon an Account Value Step-up after reaching a new age band and will decrease once the Contract Value reaches zero.The rates in Table A apply prior to the Contract Value reaching zero. When the Contract Value reaches zero, Table B will always be used and, the Protected Annual Income amount will be immediately recalculated to equal the Protected Income Base multiplied by the applicable rate shown in Table B. The rate in Table B will be based on the later of (a) your age at the time the first Protected Annual Income withdrawal occurred, or (b) your age as of the Valuation Date of the most recent Account Value Step-up. If no withdrawals have been taken prior to the Contract Value reaching zero, then your current age (single life option) or the younger of you and your spouse (joint life option) will be used to determine the Protected Annual Income rate in Table B.Lincoln ProtectedPay Select Plus®
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.60%	5.10%	59 – 64	3.00%	3.00%
65 – 69	7.55%	7.00%	65 – 69	4.50%	4.25%
70 – 74	7.80%	7.30%	70 – 74	4.50%	4.25%
75 – 79	7.90%	7.40%	75 – 79	4.50%	4.25%
80+	8.00%	7.50%	80+	4.50%	4.25%
Lincoln ProtectedPay Select Max®
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.60%	5.10%	59 – 64	3.00%	3.00%
65 – 69	8.55%	8.15%	65 – 69	3.50%	3.25%
70 – 74	8.75%	8.30%	70 – 74	3.50%	3.25%
75 – 79	8.90%	8.50%	75 – 79	3.50%	3.25%
80+	9.00%	8.60%	80+	3.50%	3.25%
Guaranteed Income Benefit PercentagesThe Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Protected Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The following rates apply to i4LIFE® Advantage Guaranteed Income Benefit elections for Contractowners who transition from Lincoln ProtectedPay Select Core®.i4LIFE® Advantage Select Guaranteed Income Benefit Percentages For Contractowners Who Transition From Lincoln ProtectedPay Select Core®
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.25%	Under 40	2.00%
40 – 54	3.00%	40 – 54	2.50%
55 – 58	3.25%	55 – 58	2.75%
59 – 64	4.00%	59 – 64	3.50%
65 – 69	5.00%	65 – 69	4.50%
70 – 79	5.25%	70 – 79	4.75%
80+	5.25%	80+	4.75%
Protected Annual Income Rates for Lincoln ProtectedPay Select Core® and Estate LockSMThe Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs after reaching a new age band.Lincoln ProtectedPay Select Core® and Estate LockSM
Age	PAI Rate
59 – 64	4.20%
65 – 69	5.60%
70 – 74	5.80%
75 – 79	6.00%
80+	6.25%

ChoicePlus Assurance Prime | Current Initial Protected Lifetime Income Fee Rate Single Life
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Assurance Prime | Current Initial Protected Lifetime Income Fee Rate Joint Life
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus Assurance Prime | i4LIFE Advantage Select Guaranteed Income Benefit Contractowners from Lincoln ProtectedPay Select Core Single
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Assurance Prime | i4LIFE Advantage Select Guaranteed Income Benefit Contractowners from Lincoln ProtectedPay Select Core Joint
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus Assurance Prime | Estate Lock Death Benefit Rider Charge Rate
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.45%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.45%
ChoicePlus Assurance Prime | Lincoln ProtectedPay and Estate Lock Protected Lifetime Income Fee Rate
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Assurance Series
Item 10. Benefits Available [Line Items]
Fees and Costs of Benefit [Text Block]	Protected Annual Income Rates for Lincoln ProtectedPay Select Core®The Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs after reaching a new age band.Lincoln ProtectedPay Select Core®
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
59 – 64	4.40%	59 – 64	4.15%
65 – 69	6.05%	65 – 69	5.50%
70 – 74	6.25%	70 – 74	5.70%
75 – 79	6.45%	75 – 79	5.90%
80+	6.60%	80+	6.00%
Protected Annual Income Rates for Lincoln ProtectedPay Select Plus® and Lincoln ProtectedPay Select Max®The initial Protected Annual Income rate is based on your age as of the date of the first Protected Annual Income withdrawal. Under the joint life option, the age of the younger of you or your spouse will be used. Thereafter the Protected Annual Income rate will only increase upon an Account Value Step-up after reaching a new age band and will decrease once the Contract Value reaches zero.The rates in Table A apply prior to the Contract Value reaching zero. When the Contract Value reaches zero, Table B will always be used and, the Protected Annual Income amount will be immediately recalculated to equal the Protected Income Base multiplied by the applicable rate shown in Table B. The rate in Table B will be based on the later of (a) your age at the time the first Protected Annual Income withdrawal occurred, or (b) your age as of the Valuation Date of the most recent Account Value Step-up. If no withdrawals have been taken prior to the Contract Value reaching zero, then your current age (single life option) or the younger of you and your spouse (joint life option) will be used to determine the Protected Annual Income rate in Table B.Lincoln ProtectedPay Select Plus®
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.60%	5.10%	59 – 64	3.00%	3.00%
65 – 69	7.55%	7.00%	65 – 69	4.50%	4.25%
70 – 74	7.80%	7.30%	70 – 74	4.50%	4.25%
75 – 79	7.90%	7.40%	75 – 79	4.50%	4.25%
80+	8.00%	7.50%	80+	4.50%	4.25%
Lincoln ProtectedPay Select Max®
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.60%	5.10%	59 – 64	3.00%	3.00%
65 – 69	8.55%	8.15%	65 – 69	3.50%	3.25%
70 – 74	8.75%	8.30%	70 – 74	3.50%	3.25%
75 – 79	8.90%	8.50%	75 – 79	3.50%	3.25%
80+	9.00%	8.60%	80+	3.50%	3.25%
Guaranteed Income Benefit PercentagesThe Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Protected Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The following rates apply to i4LIFE® Advantage Guaranteed Income Benefit elections for Contractowners who transition from Lincoln ProtectedPay Select Core®.i4LIFE® Advantage Select Guaranteed Income Benefit Percentages For Contractowners Who Transition From Lincoln ProtectedPay Select Core®
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.25%	Under 40	2.00%
40 – 54	3.00%	40 – 54	2.50%
55 – 58	3.25%	55 – 58	2.75%
59 – 64	4.00%	59 – 64	3.50%
65 – 69	5.00%	65 – 69	4.50%
70 – 79	5.25%	70 – 79	4.75%
80+	5.25%	80+	4.75%
Protected Annual Income Rates for Lincoln ProtectedPay Select Core® and Estate LockSMThe Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs after reaching a new age band.Lincoln ProtectedPay Select Core® and Estate LockSM
Age	PAI Rate
59 – 64	4.20%
65 – 69	5.60%
70 – 74	5.80%
75 – 79	6.00%
80+	6.25%

ChoicePlus Assurance Series | Current Initial Protected Lifetime Income Fee Rate Single Life
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Assurance Series | Current Initial Protected Lifetime Income Fee Rate Joint Life
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus Assurance Series | i4LIFE Advantage Select Guaranteed Income Benefit Contractowners from Lincoln ProtectedPay Select Core Single
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Assurance Series | i4LIFE Advantage Select Guaranteed Income Benefit Contractowners from Lincoln ProtectedPay Select Core Joint
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus Assurance Series | Estate Lock Death Benefit Rider Charge Rate
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.45%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.45%
ChoicePlus Assurance Series | Lincoln ProtectedPay and Estate Lock Protected Lifetime Income Fee Rate
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Design
Item 10. Benefits Available [Line Items]
Fees and Costs of Benefit [Text Block]	Protected Annual Income Rates for Lincoln ProtectedPay Select Core®The Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs after reaching a new age band.Lincoln ProtectedPay Select Core®
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
59 – 64	4.40%	59 – 64	4.15%
65 – 69	6.05%	65 – 69	5.50%
70 – 74	6.25%	70 – 74	5.70%
75 – 79	6.45%	75 – 79	5.90%
80+	6.60%	80+	6.00%
Protected Annual Income Rates for Lincoln ProtectedPay Select Plus® and Lincoln ProtectedPay Select Max®The initial Protected Annual Income rate is based on your age as of the date of the first Protected Annual Income withdrawal. Under the joint life option, the age of the younger of you or your spouse will be used. Thereafter the Protected Annual Income rate will only increase upon an Account Value Step-up after reaching a new age band and will decrease once the Contract Value reaches zero.The rates in Table A apply prior to the Contract Value reaching zero. When the Contract Value reaches zero, Table B will always be used and, the Protected Annual Income amount will be immediately recalculated to equal the Protected Income Base multiplied by the applicable rate shown in Table B. The rate in Table B will be based on the later of (a) your age at the time the first Protected Annual Income withdrawal occurred, or (b) your age as of the Valuation Date of the most recent Account Value Step-up. If no withdrawals have been taken prior to the Contract Value reaching zero, then your current age (single life option) or the younger of you and your spouse (joint life option) will be used to determine the Protected Annual Income rate in Table B.Lincoln ProtectedPay Select Plus®
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.60%	5.10%	59 – 64	3.00%	3.00%
65 – 69	7.55%	7.00%	65 – 69	4.50%	4.25%
70 – 74	7.80%	7.30%	70 – 74	4.50%	4.25%
75 – 79	7.90%	7.40%	75 – 79	4.50%	4.25%
80+	8.00%	7.50%	80+	4.50%	4.25%
Lincoln ProtectedPay Select Max®
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.60%	5.10%	59 – 64	3.00%	3.00%
65 – 69	8.55%	8.15%	65 – 69	3.50%	3.25%
70 – 74	8.75%	8.30%	70 – 74	3.50%	3.25%
75 – 79	8.90%	8.50%	75 – 79	3.50%	3.25%
80+	9.00%	8.60%	80+	3.50%	3.25%
Guaranteed Income Benefit PercentagesThe Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Protected Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The following rates apply to i4LIFE® Advantage Guaranteed Income Benefit elections for Contractowners who transition from Lincoln ProtectedPay Select Core®.i4LIFE® Advantage Select Guaranteed Income Benefit Percentages For Contractowners Who Transition From Lincoln ProtectedPay Select Core®
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.25%	Under 40	2.00%
40 – 54	3.00%	40 – 54	2.50%
55 – 58	3.25%	55 – 58	2.75%
59 – 64	4.00%	59 – 64	3.50%
65 – 69	5.00%	65 – 69	4.50%
70 – 79	5.25%	70 – 79	4.75%
80+	5.25%	80+	4.75%
Protected Annual Income Rates for Lincoln ProtectedPay Select Core® and Estate LockSMThe Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs after reaching a new age band.Lincoln ProtectedPay Select Core® and Estate LockSM
Age	PAI Rate
59 – 64	4.20%
65 – 69	5.60%
70 – 74	5.80%
75 – 79	6.00%
80+	6.25%

ChoicePlus Design | Current Initial Protected Lifetime Income Fee Rate Single Life
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Design | Current Initial Protected Lifetime Income Fee Rate Joint Life
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus Design | i4LIFE Advantage Select Guaranteed Income Benefit Contractowners from Lincoln ProtectedPay Select Core Single
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Design | i4LIFE Advantage Select Guaranteed Income Benefit Contractowners from Lincoln ProtectedPay Select Core Joint
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus Design | Estate Lock Death Benefit Rider Charge Rate
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.45%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.45%
ChoicePlus Design | Lincoln ProtectedPay and Estate Lock Protected Lifetime Income Fee Rate
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Lincoln InvestmentSolutions RIA
Item 10. Benefits Available [Line Items]
Fees and Costs of Benefit [Text Block]	Protected Annual Income Rates for Lincoln ProtectedPay Select Core®The Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs after reaching a new age band.Lincoln ProtectedPay Select Core®
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
59 – 64	4.40%	59 – 64	4.15%
65 – 69	6.05%	65 – 69	5.50%
70 – 74	6.25%	70 – 74	5.70%
75 – 79	6.45%	75 – 79	5.90%
80+	6.60%	80+	6.00%
Protected Annual Income Rates for Lincoln ProtectedPay Select Plus® and Lincoln ProtectedPay Select Max®The initial Protected Annual Income rate is based on your age as of the date of the first Protected Annual Income withdrawal. Under the joint life option, the age of the younger of you or your spouse will be used. Thereafter the Protected Annual Income rate will only increase upon an Account Value Step-up after reaching a new age band and will decrease once the Contract Value reaches zero.The rates in Table A apply prior to the Contract Value reaching zero. When the Contract Value reaches zero, Table B will always be used and, the Protected Annual Income amount will be immediately recalculated to equal the Protected Income Base multiplied by the applicable rate shown in Table B. The rate in Table B will be based on the later of (a) your age at the time the first Protected Annual Income withdrawal occurred, or (b) your age as of the Valuation Date of the most recent Account Value Step-up. If no withdrawals have been taken prior to the Contract Value reaching zero, then your current age (single life option) or the younger of you and your spouse (joint life option) will be used to determine the Protected Annual Income rate in Table B.Lincoln ProtectedPay Select Plus®
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.60%	5.10%	59 – 64	3.00%	3.00%
65 – 69	7.55%	7.00%	65 – 69	4.50%	4.25%
70 – 74	7.80%	7.30%	70 – 74	4.50%	4.25%
75 – 79	7.90%	7.40%	75 – 79	4.50%	4.25%
80+	8.00%	7.50%	80+	4.50%	4.25%
Lincoln ProtectedPay Select Max®
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.60%	5.10%	59 – 64	3.00%	3.00%
65 – 69	8.55%	8.15%	65 – 69	3.50%	3.25%
70 – 74	8.75%	8.30%	70 – 74	3.50%	3.25%
75 – 79	8.90%	8.50%	75 – 79	3.50%	3.25%
80+	9.00%	8.60%	80+	3.50%	3.25%
Guaranteed Income Benefit PercentagesThe Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Protected Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The following rates apply to i4LIFE® Advantage Guaranteed Income Benefit elections for Contractowners who transition from Lincoln ProtectedPay Select Core®.i4LIFE® Advantage Select Guaranteed Income Benefit Percentages For Contractowners Who Transition From Lincoln ProtectedPay Select Core®
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.25%	Under 40	2.00%
40 – 54	3.00%	40 – 54	2.50%
55 – 58	3.25%	55 – 58	2.75%
59 – 64	4.00%	59 – 64	3.50%
65 – 69	5.00%	65 – 69	4.50%
70 – 79	5.25%	70 – 79	4.75%
80+	5.25%	80+	4.75%
Protected Annual Income Rates for Lincoln ProtectedPay Select Core® and Estate LockSMThe Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs after reaching a new age band.Lincoln ProtectedPay Select Core® and Estate LockSM
Age	PAI Rate
59 – 64	4.20%
65 – 69	5.60%
70 – 74	5.80%
75 – 79	6.00%
80+	6.25%

Lincoln InvestmentSolutions RIA | Current Initial Protected Lifetime Income Fee Rate Single Life
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Lincoln InvestmentSolutions RIA | Current Initial Protected Lifetime Income Fee Rate Joint Life
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Lincoln InvestmentSolutions RIA | i4LIFE Advantage Select Guaranteed Income Benefit Contractowners from Lincoln ProtectedPay Select Core Single
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Lincoln InvestmentSolutions RIA | i4LIFE Advantage Select Guaranteed Income Benefit Contractowners from Lincoln ProtectedPay Select Core Joint
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Lincoln InvestmentSolutions RIA | Estate Lock Death Benefit Rider Charge Rate
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.45%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.45%
Lincoln InvestmentSolutions RIA | Lincoln ProtectedPay and Estate Lock Protected Lifetime Income Fee Rate
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Access
Item 10. Benefits Available [Line Items]
Fees and Costs of Benefit [Text Block]	Protected Annual Income Rates for Lincoln ProtectedPay Select Core®The Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs after reaching a new age band.Lincoln ProtectedPay Select Core®
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
59 – 64	4.40%	59 – 64	4.15%
65 – 69	6.05%	65 – 69	5.50%
70 – 74	6.25%	70 – 74	5.70%
75 – 79	6.45%	75 – 79	5.90%
80+	6.60%	80+	6.00%
Protected Annual Income Rates for Lincoln ProtectedPay Select Plus® and Lincoln ProtectedPay Select Max®The initial Protected Annual Income rate is based on your age as of the date of the first Protected Annual Income withdrawal. Under the joint life option, the age of the younger of you or your spouse will be used. Thereafter the Protected Annual Income rate will only increase upon an Account Value Step-up after reaching a new age band and will decrease once the Contract Value reaches zero.The rates in Table A apply prior to the Contract Value reaching zero. When the Contract Value reaches zero, Table B will always be used and, the Protected Annual Income amount will be immediately recalculated to equal the Protected Income Base multiplied by the applicable rate shown in Table B. The rate in Table B will be based on the later of (a) your age at the time the first Protected Annual Income withdrawal occurred, or (b) your age as of the Valuation Date of the most recent Account Value Step-up. If no withdrawals have been taken prior to the Contract Value reaching zero, then your current age (single life option) or the younger of you and your spouse (joint life option) will be used to determine the Protected Annual Income rate in Table B.Lincoln ProtectedPay Select Plus®
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.60%	5.10%	59 – 64	3.00%	3.00%
65 – 69	7.55%	7.00%	65 – 69	4.50%	4.25%
70 – 74	7.80%	7.30%	70 – 74	4.50%	4.25%
75 – 79	7.90%	7.40%	75 – 79	4.50%	4.25%
80+	8.00%	7.50%	80+	4.50%	4.25%
Lincoln ProtectedPay Select Max®
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.60%	5.10%	59 – 64	3.00%	3.00%
65 – 69	8.55%	8.15%	65 – 69	3.50%	3.25%
70 – 74	8.75%	8.30%	70 – 74	3.50%	3.25%
75 – 79	8.90%	8.50%	75 – 79	3.50%	3.25%
80+	9.00%	8.60%	80+	3.50%	3.25%
Guaranteed Income Benefit PercentagesThe Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Protected Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The following rates apply to i4LIFE® Advantage Guaranteed Income Benefit elections for Contractowners who transition from Lincoln ProtectedPay Select Core®.i4LIFE® Advantage Select Guaranteed Income Benefit Percentages For Contractowners Who Transition From Lincoln ProtectedPay Select Core®
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.25%	Under 40	2.00%
40 – 54	3.00%	40 – 54	2.50%
55 – 58	3.25%	55 – 58	2.75%
59 – 64	4.00%	59 – 64	3.50%
65 – 69	5.00%	65 – 69	4.50%
70 – 79	5.25%	70 – 79	4.75%
80+	5.25%	80+	4.75%

ChoicePlus Access | Current Initial Protected Lifetime Income Fee Rate Single Life
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Access | Current Initial Protected Lifetime Income Fee Rate Joint Life
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus Access | i4LIFE Advantage Select Guaranteed Income Benefit Contractowners from Lincoln ProtectedPay Select Core Single
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Access | i4LIFE Advantage Select Guaranteed Income Benefit Contractowners from Lincoln ProtectedPay Select Core Joint
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus II Access
Item 10. Benefits Available [Line Items]
Fees and Costs of Benefit [Text Block]	Protected Annual Income Rates for Lincoln ProtectedPay Select Core®The Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs after reaching a new age band.Lincoln ProtectedPay Select Core®
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
59 – 64	4.40%	59 – 64	4.15%
65 – 69	6.05%	65 – 69	5.50%
70 – 74	6.25%	70 – 74	5.70%
75 – 79	6.45%	75 – 79	5.90%
80+	6.60%	80+	6.00%
Protected Annual Income Rates for Lincoln ProtectedPay Select Plus® and Lincoln ProtectedPay Select Max®The initial Protected Annual Income rate is based on your age as of the date of the first Protected Annual Income withdrawal. Under the joint life option, the age of the younger of you or your spouse will be used. Thereafter the Protected Annual Income rate will only increase upon an Account Value Step-up after reaching a new age band and will decrease once the Contract Value reaches zero.The rates in Table A apply prior to the Contract Value reaching zero. When the Contract Value reaches zero, Table B will always be used and, the Protected Annual Income amount will be immediately recalculated to equal the Protected Income Base multiplied by the applicable rate shown in Table B. The rate in Table B will be based on the later of (a) your age at the time the first Protected Annual Income withdrawal occurred, or (b) your age as of the Valuation Date of the most recent Account Value Step-up. If no withdrawals have been taken prior to the Contract Value reaching zero, then your current age (single life option) or the younger of you and your spouse (joint life option) will be used to determine the Protected Annual Income rate in Table B.Lincoln ProtectedPay Select Plus®
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.60%	5.10%	59 – 64	3.00%	3.00%
65 – 69	7.55%	7.00%	65 – 69	4.50%	4.25%
70 – 74	7.80%	7.30%	70 – 74	4.50%	4.25%
75 – 79	7.90%	7.40%	75 – 79	4.50%	4.25%
80+	8.00%	7.50%	80+	4.50%	4.25%
Lincoln ProtectedPay Select Max®
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.60%	5.10%	59 – 64	3.00%	3.00%
65 – 69	8.55%	8.15%	65 – 69	3.50%	3.25%
70 – 74	8.75%	8.30%	70 – 74	3.50%	3.25%
75 – 79	8.90%	8.50%	75 – 79	3.50%	3.25%
80+	9.00%	8.60%	80+	3.50%	3.25%
Guaranteed Income Benefit PercentagesThe Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Protected Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The following rates apply to i4LIFE® Advantage Guaranteed Income Benefit elections for Contractowners who transition from Lincoln ProtectedPay Select Core®.i4LIFE® Advantage Select Guaranteed Income Benefit Percentages For Contractowners Who Transition From Lincoln ProtectedPay Select Core®
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.25%	Under 40	2.00%
40 – 54	3.00%	40 – 54	2.50%
55 – 58	3.25%	55 – 58	2.75%
59 – 64	4.00%	59 – 64	3.50%
65 – 69	5.00%	65 – 69	4.50%
70 – 79	5.25%	70 – 79	4.75%
80+	5.25%	80+	4.75%

ChoicePlus II Access | Current Initial Protected Lifetime Income Fee Rate Single Life
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus II Access | Current Initial Protected Lifetime Income Fee Rate Joint Life
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus II Access | i4LIFE Advantage Select Guaranteed Income Benefit Contractowners from Lincoln ProtectedPay Select Core Single
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus II Access | i4LIFE Advantage Select Guaranteed Income Benefit Contractowners from Lincoln ProtectedPay Select Core Joint
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus Assurance A Share
Item 10. Benefits Available [Line Items]
Fees and Costs of Benefit [Text Block]	Protected Annual Income Rates for Lincoln ProtectedPay Select Core®The Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs after reaching a new age band.Lincoln ProtectedPay Select Core®
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
59 – 64	4.40%	59 – 64	4.15%
65 – 69	6.05%	65 – 69	5.50%
70 – 74	6.25%	70 – 74	5.70%
75 – 79	6.45%	75 – 79	5.90%
80+	6.60%	80+	6.00%
Protected Annual Income Rates for Lincoln ProtectedPay Select Plus® and Lincoln ProtectedPay Select Max®The initial Protected Annual Income rate is based on your age as of the date of the first Protected Annual Income withdrawal. Under the joint life option, the age of the younger of you or your spouse will be used. Thereafter the Protected Annual Income rate will only increase upon an Account Value Step-up after reaching a new age band and will decrease once the Contract Value reaches zero.The rates in Table A apply prior to the Contract Value reaching zero. When the Contract Value reaches zero, Table B will always be used and, the Protected Annual Income amount will be immediately recalculated to equal the Protected Income Base multiplied by the applicable rate shown in Table B. The rate in Table B will be based on the later of (a) your age at the time the first Protected Annual Income withdrawal occurred, or (b) your age as of the Valuation Date of the most recent Account Value Step-up. If no withdrawals have been taken prior to the Contract Value reaching zero, then your current age (single life option) or the younger of you and your spouse (joint life option) will be used to determine the Protected Annual Income rate in Table B.Lincoln ProtectedPay Select Plus®
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.60%	5.10%	59 – 64	3.00%	3.00%
65 – 69	7.55%	7.00%	65 – 69	4.50%	4.25%
70 – 74	7.80%	7.30%	70 – 74	4.50%	4.25%
75 – 79	7.90%	7.40%	75 – 79	4.50%	4.25%
80+	8.00%	7.50%	80+	4.50%	4.25%
Lincoln ProtectedPay Select Max®
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.60%	5.10%	59 – 64	3.00%	3.00%
65 – 69	8.55%	8.15%	65 – 69	3.50%	3.25%
70 – 74	8.75%	8.30%	70 – 74	3.50%	3.25%
75 – 79	8.90%	8.50%	75 – 79	3.50%	3.25%
80+	9.00%	8.60%	80+	3.50%	3.25%
Guaranteed Income Benefit PercentagesThe Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Protected Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The following rates apply to i4LIFE® Advantage Guaranteed Income Benefit elections for Contractowners who transition from Lincoln ProtectedPay Select Core®.i4LIFE® Advantage Select Guaranteed Income Benefit Percentages For Contractowners Who Transition From Lincoln ProtectedPay Select Core®
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.25%	Under 40	2.00%
40 – 54	3.00%	40 – 54	2.50%
55 – 58	3.25%	55 – 58	2.75%
59 – 64	4.00%	59 – 64	3.50%
65 – 69	5.00%	65 – 69	4.50%
70 – 79	5.25%	70 – 79	4.75%
80+	5.25%	80+	4.75%

ChoicePlus Assurance A Share | Current Initial Protected Lifetime Income Fee Rate Single Life
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Assurance A Share | Current Initial Protected Lifetime Income Fee Rate Joint Life
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus Assurance A Share | i4LIFE Advantage Select Guaranteed Income Benefit Contractowners from Lincoln ProtectedPay Select Core Single
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Assurance A Share | i4LIFE Advantage Select Guaranteed Income Benefit Contractowners from Lincoln ProtectedPay Select Core Joint
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus Rollover
Item 10. Benefits Available [Line Items]
Fees and Costs of Benefit [Text Block]	Protected Annual Income Rates for Lincoln ProtectedPay Select Core®The Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs after reaching a new age band.Lincoln ProtectedPay Select Core®
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
59 – 64	4.40%	59 – 64	4.15%
65 – 69	6.05%	65 – 69	5.50%
70 – 74	6.25%	70 – 74	5.70%
75 – 79	6.45%	75 – 79	5.90%
80+	6.60%	80+	6.00%
Protected Annual Income Rates for Lincoln ProtectedPay Select Plus® and Lincoln ProtectedPay Select Max®The initial Protected Annual Income rate is based on your age as of the date of the first Protected Annual Income withdrawal. Under the joint life option, the age of the younger of you or your spouse will be used. Thereafter the Protected Annual Income rate will only increase upon an Account Value Step-up after reaching a new age band and will decrease once the Contract Value reaches zero.The rates in Table A apply prior to the Contract Value reaching zero. When the Contract Value reaches zero, Table B will always be used and, the Protected Annual Income amount will be immediately recalculated to equal the Protected Income Base multiplied by the applicable rate shown in Table B. The rate in Table B will be based on the later of (a) your age at the time the first Protected Annual Income withdrawal occurred, or (b) your age as of the Valuation Date of the most recent Account Value Step-up. If no withdrawals have been taken prior to the Contract Value reaching zero, then your current age (single life option) or the younger of you and your spouse (joint life option) will be used to determine the Protected Annual Income rate in Table B.Lincoln ProtectedPay Select Plus®
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.60%	5.10%	59 – 64	3.00%	3.00%
65 – 69	7.55%	7.00%	65 – 69	4.50%	4.25%
70 – 74	7.80%	7.30%	70 – 74	4.50%	4.25%
75 – 79	7.90%	7.40%	75 – 79	4.50%	4.25%
80+	8.00%	7.50%	80+	4.50%	4.25%
Lincoln ProtectedPay Select Max®
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.60%	5.10%	59 – 64	3.00%	3.00%
65 – 69	8.55%	8.15%	65 – 69	3.50%	3.25%
70 – 74	8.75%	8.30%	70 – 74	3.50%	3.25%
75 – 79	8.90%	8.50%	75 – 79	3.50%	3.25%
80+	9.00%	8.60%	80+	3.50%	3.25%
Guaranteed Income Benefit PercentagesThe Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Protected Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The following rates apply to i4LIFE® Advantage Guaranteed Income Benefit elections for Contractowners who transition from Lincoln ProtectedPay Select Core®.i4LIFE® Advantage Select Guaranteed Income Benefit Percentages For Contractowners Who Transition From Lincoln ProtectedPay Select Core®
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.25%	Under 40	2.00%
40 – 54	3.00%	40 – 54	2.50%
55 – 58	3.25%	55 – 58	2.75%
59 – 64	4.00%	59 – 64	3.50%
65 – 69	5.00%	65 – 69	4.50%
70 – 79	5.25%	70 – 79	4.75%
80+	5.25%	80+	4.75%

ChoicePlus Rollover | Current Initial Protected Lifetime Income Fee Rate Single Life
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Rollover | Current Initial Protected Lifetime Income Fee Rate Joint Life
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus Rollover | i4LIFE Advantage Select Guaranteed Income Benefit Contractowners from Lincoln ProtectedPay Select Core Single
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Rollover | i4LIFE Advantage Select Guaranteed Income Benefit Contractowners from Lincoln ProtectedPay Select Core Joint
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus II Advance
Item 10. Benefits Available [Line Items]
Fees and Costs of Benefit [Text Block]	Protected Annual Income Rates for Lincoln ProtectedPay Select Core®The Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs after reaching a new age band.Lincoln ProtectedPay Select Core®
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
59 – 64	4.40%	59 – 64	4.15%
65 – 69	6.05%	65 – 69	5.50%
70 – 74	6.25%	70 – 74	5.70%
75 – 79	6.45%	75 – 79	5.90%
80+	6.60%	80+	6.00%
Protected Annual Income Rates for Lincoln ProtectedPay Select Plus® and Lincoln ProtectedPay Select Max®The initial Protected Annual Income rate is based on your age as of the date of the first Protected Annual Income withdrawal. Under the joint life option, the age of the younger of you or your spouse will be used. Thereafter the Protected Annual Income rate will only increase upon an Account Value Step-up after reaching a new age band and will decrease once the Contract Value reaches zero.The rates in Table A apply prior to the Contract Value reaching zero. When the Contract Value reaches zero, Table B will always be used and, the Protected Annual Income amount will be immediately recalculated to equal the Protected Income Base multiplied by the applicable rate shown in Table B. The rate in Table B will be based on the later of (a) your age at the time the first Protected Annual Income withdrawal occurred, or (b) your age as of the Valuation Date of the most recent Account Value Step-up. If no withdrawals have been taken prior to the Contract Value reaching zero, then your current age (single life option) or the younger of you and your spouse (joint life option) will be used to determine the Protected Annual Income rate in Table B.Lincoln ProtectedPay Select Plus®
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.60%	5.10%	59 – 64	3.00%	3.00%
65 – 69	7.55%	7.00%	65 – 69	4.50%	4.25%
70 – 74	7.80%	7.30%	70 – 74	4.50%	4.25%
75 – 79	7.90%	7.40%	75 – 79	4.50%	4.25%
80+	8.00%	7.50%	80+	4.50%	4.25%
Lincoln ProtectedPay Select Max®
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.60%	5.10%	59 – 64	3.00%	3.00%
65 – 69	8.55%	8.15%	65 – 69	3.50%	3.25%
70 – 74	8.75%	8.30%	70 – 74	3.50%	3.25%
75 – 79	8.90%	8.50%	75 – 79	3.50%	3.25%
80+	9.00%	8.60%	80+	3.50%	3.25%
Guaranteed Income Benefit PercentagesThe Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Protected Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The following rates apply to i4LIFE® Advantage Guaranteed Income Benefit elections for Contractowners who transition from Lincoln ProtectedPay Select Core®.i4LIFE® Advantage Select Guaranteed Income Benefit Percentages For Contractowners Who Transition From Lincoln ProtectedPay Select Core®
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.25%	Under 40	2.00%
40 – 54	3.00%	40 – 54	2.50%
55 – 58	3.25%	55 – 58	2.75%
59 – 64	4.00%	59 – 64	3.50%
65 – 69	5.00%	65 – 69	4.50%
70 – 79	5.25%	70 – 79	4.75%
80+	5.25%	80+	4.75%

ChoicePlus II Advance | Current Initial Protected Lifetime Income Fee Rate Single Life
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus II Advance | Current Initial Protected Lifetime Income Fee Rate Joint Life
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus II Advance | i4LIFE Advantage Select Guaranteed Income Benefit Contractowners from Lincoln ProtectedPay Select Core Single
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus II Advance | i4LIFE Advantage Select Guaranteed Income Benefit Contractowners from Lincoln ProtectedPay Select Core Joint
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus Assurance C Share
Item 10. Benefits Available [Line Items]
Fees and Costs of Benefit [Text Block]	Protected Annual Income Rates for Lincoln ProtectedPay Select Core®The Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs after reaching a new age band.Lincoln ProtectedPay Select Core®
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
59 – 64	4.40%	59 – 64	4.15%
65 – 69	6.05%	65 – 69	5.50%
70 – 74	6.25%	70 – 74	5.70%
75 – 79	6.45%	75 – 79	5.90%
80+	6.60%	80+	6.00%
Protected Annual Income Rates for Lincoln ProtectedPay Select Plus® and Lincoln ProtectedPay Select Max®The initial Protected Annual Income rate is based on your age as of the date of the first Protected Annual Income withdrawal. Under the joint life option, the age of the younger of you or your spouse will be used. Thereafter the Protected Annual Income rate will only increase upon an Account Value Step-up after reaching a new age band and will decrease once the Contract Value reaches zero.The rates in Table A apply prior to the Contract Value reaching zero. When the Contract Value reaches zero, Table B will always be used and, the Protected Annual Income amount will be immediately recalculated to equal the Protected Income Base multiplied by the applicable rate shown in Table B. The rate in Table B will be based on the later of (a) your age at the time the first Protected Annual Income withdrawal occurred, or (b) your age as of the Valuation Date of the most recent Account Value Step-up. If no withdrawals have been taken prior to the Contract Value reaching zero, then your current age (single life option) or the younger of you and your spouse (joint life option) will be used to determine the Protected Annual Income rate in Table B.Lincoln ProtectedPay Select Plus®
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.60%	5.10%	59 – 64	3.00%	3.00%
65 – 69	7.55%	7.00%	65 – 69	4.50%	4.25%
70 – 74	7.80%	7.30%	70 – 74	4.50%	4.25%
75 – 79	7.90%	7.40%	75 – 79	4.50%	4.25%
80+	8.00%	7.50%	80+	4.50%	4.25%
Lincoln ProtectedPay Select Max®
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.60%	5.10%	59 – 64	3.00%	3.00%
65 – 69	8.55%	8.15%	65 – 69	3.50%	3.25%
70 – 74	8.75%	8.30%	70 – 74	3.50%	3.25%
75 – 79	8.90%	8.50%	75 – 79	3.50%	3.25%
80+	9.00%	8.60%	80+	3.50%	3.25%
Guaranteed Income Benefit PercentagesThe Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Protected Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The following rates apply to i4LIFE® Advantage Guaranteed Income Benefit elections for Contractowners who transition from Lincoln ProtectedPay Select Core®.i4LIFE® Advantage Select Guaranteed Income Benefit Percentages For Contractowners Who Transition From Lincoln ProtectedPay Select Core®
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.25%	Under 40	2.00%
40 – 54	3.00%	40 – 54	2.50%
55 – 58	3.25%	55 – 58	2.75%
59 – 64	4.00%	59 – 64	3.50%
65 – 69	5.00%	65 – 69	4.50%
70 – 79	5.25%	70 – 79	4.75%
80+	5.25%	80+	4.75%

ChoicePlus Assurance C Share | Current Initial Protected Lifetime Income Fee Rate Single Life
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Assurance C Share | Current Initial Protected Lifetime Income Fee Rate Joint Life
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus Assurance C Share | i4LIFE Advantage Select Guaranteed Income Benefit Contractowners from Lincoln ProtectedPay Select Core Single
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Assurance C Share | i4LIFE Advantage Select Guaranteed Income Benefit Contractowners from Lincoln ProtectedPay Select Core Joint
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Lincoln ChoicePlus Assurance B Share
Item 10. Benefits Available [Line Items]
Fees and Costs of Benefit [Text Block]	Protected Annual Income Rates for Lincoln ProtectedPay Select Core®The Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs after reaching a new age band.Lincoln ProtectedPay Select Core®
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
59 – 64	4.40%	59 – 64	4.15%
65 – 69	6.05%	65 – 69	5.50%
70 – 74	6.25%	70 – 74	5.70%
75 – 79	6.45%	75 – 79	5.90%
80+	6.60%	80+	6.00%
Protected Annual Income Rates for Lincoln ProtectedPay Select Plus® and Lincoln ProtectedPay Select Max®The initial Protected Annual Income rate is based on your age as of the date of the first Protected Annual Income withdrawal. Under the joint life option, the age of the younger of you or your spouse will be used. Thereafter the Protected Annual Income rate will only increase upon an Account Value Step-up after reaching a new age band and will decrease once the Contract Value reaches zero.The rates in Table A apply prior to the Contract Value reaching zero. When the Contract Value reaches zero, Table B will always be used and, the Protected Annual Income amount will be immediately recalculated to equal the Protected Income Base multiplied by the applicable rate shown in Table B. The rate in Table B will be based on the later of (a) your age at the time the first Protected Annual Income withdrawal occurred, or (b) your age as of the Valuation Date of the most recent Account Value Step-up. If no withdrawals have been taken prior to the Contract Value reaching zero, then your current age (single life option) or the younger of you and your spouse (joint life option) will be used to determine the Protected Annual Income rate in Table B.Lincoln ProtectedPay Select Plus®
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.60%	5.10%	59 – 64	3.00%	3.00%
65 – 69	7.55%	7.00%	65 – 69	4.50%	4.25%
70 – 74	7.80%	7.30%	70 – 74	4.50%	4.25%
75 – 79	7.90%	7.40%	75 – 79	4.50%	4.25%
80+	8.00%	7.50%	80+	4.50%	4.25%
Lincoln ProtectedPay Select Max®
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.60%	5.10%	59 – 64	3.00%	3.00%
65 – 69	8.55%	8.15%	65 – 69	3.50%	3.25%
70 – 74	8.75%	8.30%	70 – 74	3.50%	3.25%
75 – 79	8.90%	8.50%	75 – 79	3.50%	3.25%
80+	9.00%	8.60%	80+	3.50%	3.25%
Guaranteed Income Benefit PercentagesThe Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Protected Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The following rates apply to i4LIFE® Advantage Guaranteed Income Benefit elections for Contractowners who transition from Lincoln ProtectedPay Select Core®.i4LIFE® Advantage Select Guaranteed Income Benefit Percentages For Contractowners Who Transition From Lincoln ProtectedPay Select Core®
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.25%	Under 40	2.00%
40 – 54	3.00%	40 – 54	2.50%
55 – 58	3.25%	55 – 58	2.75%
59 – 64	4.00%	59 – 64	3.50%
65 – 69	5.00%	65 – 69	4.50%
70 – 79	5.25%	70 – 79	4.75%
80+	5.25%	80+	4.75%

Lincoln ChoicePlus Assurance B Share | Current Initial Protected Lifetime Income Fee Rate Single Life
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Lincoln ChoicePlus Assurance B Share | Current Initial Protected Lifetime Income Fee Rate Joint Life
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Lincoln ChoicePlus Assurance B Share | i4LIFE Advantage Select Guaranteed Income Benefit Contractowners from Lincoln ProtectedPay Select Core Single
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Lincoln ChoicePlus Assurance B Share | i4LIFE Advantage Select Guaranteed Income Benefit Contractowners from Lincoln ProtectedPay Select Core Joint
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus
Item 10. Benefits Available [Line Items]
Fees and Costs of Benefit [Text Block]	Protected Annual Income Rates for Lincoln ProtectedPay Select Core®The Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs after reaching a new age band.Lincoln ProtectedPay Select Core®
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
59 – 64	4.40%	59 – 64	4.15%
65 – 69	6.05%	65 – 69	5.50%
70 – 74	6.25%	70 – 74	5.70%
75 – 79	6.45%	75 – 79	5.90%
80+	6.60%	80+	6.00%
Protected Annual Income Rates for Lincoln ProtectedPay Select Plus® and Lincoln ProtectedPay Select Max®The initial Protected Annual Income rate is based on your age as of the date of the first Protected Annual Income withdrawal. Under the joint life option, the age of the younger of you or your spouse will be used. Thereafter the Protected Annual Income rate will only increase upon an Account Value Step-up after reaching a new age band and will decrease once the Contract Value reaches zero.The rates in Table A apply prior to the Contract Value reaching zero. When the Contract Value reaches zero, Table B will always be used and, the Protected Annual Income amount will be immediately recalculated to equal the Protected Income Base multiplied by the applicable rate shown in Table B. The rate in Table B will be based on the later of (a) your age at the time the first Protected Annual Income withdrawal occurred, or (b) your age as of the Valuation Date of the most recent Account Value Step-up. If no withdrawals have been taken prior to the Contract Value reaching zero, then your current age (single life option) or the younger of you and your spouse (joint life option) will be used to determine the Protected Annual Income rate in Table B.Lincoln ProtectedPay Select Plus®
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.60%	5.10%	59 – 64	3.00%	3.00%
65 – 69	7.55%	7.00%	65 – 69	4.50%	4.25%
70 – 74	7.80%	7.30%	70 – 74	4.50%	4.25%
75 – 79	7.90%	7.40%	75 – 79	4.50%	4.25%
80+	8.00%	7.50%	80+	4.50%	4.25%
Lincoln ProtectedPay Select Max®
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.60%	5.10%	59 – 64	3.00%	3.00%
65 – 69	8.55%	8.15%	65 – 69	3.50%	3.25%
70 – 74	8.75%	8.30%	70 – 74	3.50%	3.25%
75 – 79	8.90%	8.50%	75 – 79	3.50%	3.25%
80+	9.00%	8.60%	80+	3.50%	3.25%
Guaranteed Income Benefit PercentagesThe Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Protected Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The following rates apply to i4LIFE® Advantage Guaranteed Income Benefit elections for Contractowners who transition from Lincoln ProtectedPay Select Core®.i4LIFE® Advantage Select Guaranteed Income Benefit Percentages For Contractowners Who Transition From Lincoln ProtectedPay Select Core®
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.25%	Under 40	2.00%
40 – 54	3.00%	40 – 54	2.50%
55 – 58	3.25%	55 – 58	2.75%
59 – 64	4.00%	59 – 64	3.50%
65 – 69	5.00%	65 – 69	4.50%
70 – 79	5.25%	70 – 79	4.75%
80+	5.25%	80+	4.75%

ChoicePlus | Current Initial Protected Lifetime Income Fee Rate Single Life
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus | Current Initial Protected Lifetime Income Fee Rate Joint Life
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus | i4LIFE Advantage Select Guaranteed Income Benefit Contractowners from Lincoln ProtectedPay Select Core Single
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus | i4LIFE Advantage Select Guaranteed Income Benefit Contractowners from Lincoln ProtectedPay Select Core Joint
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus Assurance L Share
Item 10. Benefits Available [Line Items]
Fees and Costs of Benefit [Text Block]	Protected Annual Income Rates for Lincoln ProtectedPay Select Core®The Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs after reaching a new age band.Lincoln ProtectedPay Select Core®
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
59 – 64	4.40%	59 – 64	4.15%
65 – 69	6.05%	65 – 69	5.50%
70 – 74	6.25%	70 – 74	5.70%
75 – 79	6.45%	75 – 79	5.90%
80+	6.60%	80+	6.00%
Protected Annual Income Rates for Lincoln ProtectedPay Select Plus® and Lincoln ProtectedPay Select Max®The initial Protected Annual Income rate is based on your age as of the date of the first Protected Annual Income withdrawal. Under the joint life option, the age of the younger of you or your spouse will be used. Thereafter the Protected Annual Income rate will only increase upon an Account Value Step-up after reaching a new age band and will decrease once the Contract Value reaches zero.The rates in Table A apply prior to the Contract Value reaching zero. When the Contract Value reaches zero, Table B will always be used and, the Protected Annual Income amount will be immediately recalculated to equal the Protected Income Base multiplied by the applicable rate shown in Table B. The rate in Table B will be based on the later of (a) your age at the time the first Protected Annual Income withdrawal occurred, or (b) your age as of the Valuation Date of the most recent Account Value Step-up. If no withdrawals have been taken prior to the Contract Value reaching zero, then your current age (single life option) or the younger of you and your spouse (joint life option) will be used to determine the Protected Annual Income rate in Table B.Lincoln ProtectedPay Select Plus®
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.60%	5.10%	59 – 64	3.00%	3.00%
65 – 69	7.55%	7.00%	65 – 69	4.50%	4.25%
70 – 74	7.80%	7.30%	70 – 74	4.50%	4.25%
75 – 79	7.90%	7.40%	75 – 79	4.50%	4.25%
80+	8.00%	7.50%	80+	4.50%	4.25%
Lincoln ProtectedPay Select Max®
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.60%	5.10%	59 – 64	3.00%	3.00%
65 – 69	8.55%	8.15%	65 – 69	3.50%	3.25%
70 – 74	8.75%	8.30%	70 – 74	3.50%	3.25%
75 – 79	8.90%	8.50%	75 – 79	3.50%	3.25%
80+	9.00%	8.60%	80+	3.50%	3.25%
Guaranteed Income Benefit PercentagesThe Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Protected Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The following rates apply to i4LIFE® Advantage Guaranteed Income Benefit elections for Contractowners who transition from Lincoln ProtectedPay Select Core®.i4LIFE® Advantage Select Guaranteed Income Benefit Percentages For Contractowners Who Transition From Lincoln ProtectedPay Select Core®
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.25%	Under 40	2.00%
40 – 54	3.00%	40 – 54	2.50%
55 – 58	3.25%	55 – 58	2.75%
59 – 64	4.00%	59 – 64	3.50%
65 – 69	5.00%	65 – 69	4.50%
70 – 79	5.25%	70 – 79	4.75%
80+	5.25%	80+	4.75%

ChoicePlus Assurance L Share | Current Initial Protected Lifetime Income Fee Rate Single Life
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Assurance L Share | Current Initial Protected Lifetime Income Fee Rate Joint Life
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus Assurance L Share | i4LIFE Advantage Select Guaranteed Income Benefit Contractowners from Lincoln ProtectedPay Select Core Single
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Assurance L Share | i4LIFE Advantage Select Guaranteed Income Benefit Contractowners from Lincoln ProtectedPay Select Core Joint
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%